CONVERTIBLE NOTE (Tables)	6 Months Ended
Mar. 31, 2026
CONVERTIBLE NOTE
Summary of amortized cost of the convertible debt

The amortized cost of the convertible note as of March 31, 2026 and September 30, 2025 consisted of the following:

Amortized cost

Convertible note- issued in August 2025	$2,200,000
Less: derivative liability fair value	(263,727)
debt discount and debt issuance costs	(460,000)
Fair value adjustment for Pre-Delivery Shares related to the issuance of the convertible note	(33,542)
Convertible Note	1,442,731
Interest payable for the convertible note (including amortization of issuance cost)	149,179
Total convertible notes and interest payable of convertible note as of September 30, 2025	$1,591,910
Interest payable for the convertible note (including amortization of issuance cost)	478,846
Conversion of the convertible note	(180,000)
Penalty due to late filing of F-1 *	92,352
Total convertible notes and interest payable of convertible note as of March 31, 2026	$1,983,108

*The Company was not able to have the F-1 filing effective within 90 days after issuance of the convertible note. It triggered a default event, which resulted a penalty of $92,352.

Summary of segregation of interest expenses

Amortized cost

Interest accrued	$101,249
Amortization of issuance cost and discounts	377,597
Total interest expense for the convertible note	$478,846